OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 1,803.8	$ 1,787.7
Percentage of total metal sales	63.40%	68.90%
Customer One
Disclosure of major customers [line items]
Revenue	$ 384.5	$ 422.3
Customer Two
Disclosure of major customers [line items]
Revenue	267.1	232.5
Customer Three
Disclosure of major customers [line items]
Revenue	0.0	297.5
Customer Four
Disclosure of major customers [line items]
Revenue	262.7	278.6
Customer Five
Disclosure of major customers [line items]
Revenue	229.9	0.0
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	$ 1,144.2	$ 1,230.9